Document and Entity Information	Jan. 12, 2024
Cover [Abstract]
Entity Registrant Name	Blue Owl Capital Corp II
Entity Address, State or Province	NY
Amendment Flag	false
Entity Central Index Key	0001655887
Document Type	8-K
Document Period End Date	Jan. 12, 2024
Entity Incorporation State Country Code	MD
Entity File Number	814-01219
Entity Tax Identification Number	47-5416332
Entity Address, Address Line One	399 Park Avenue
Entity Address, City or Town	New York
Entity Address, Postal Zip Code	10022
City Area Code	(212)
Local Phone Number	419-3000
Written Communications	false
Entity Emerging Growth Company	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false